Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration and Evaluation Assets
Exploration and Evaluation Assets

18. Exploration and Evaluation Assets

	December 31	December 31
($ millions)	2022	2021
Beginning of year	2 226	2 286
Acquisitions and additions	41	2
Transfers to oil and gas assets	(34)	-
Disposals and derecognition	-	(54)
Reclassified to assets held for sale (note 33)	(239)	-
Foreign exchange adjustments	1	(8)
End of year	1 995	2 226